Vanguard® Explorer Value Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.7%)
Communication Services (4.7%)
*	Sphere Entertainment Co.	120,458	16,681
*	Madison Square Garden Entertainment Corp.	200,461	14,138
*	Madison Square Garden Sports Corp.	29,981	11,222
	Omnicom Group Inc.	100,410	7,301
*	Manchester United plc Class A	316,932	6,659
	National CineMedia Inc.	947,413	2,975
			58,976
Consumer Discretionary (16.2%)
*	Covista Inc.	201,134	23,694
	OneSpaWorld Holdings Ltd.	897,981	21,327
*	Norwegian Cruise Line Holdings Ltd.	746,075	13,683
*	Mattel Inc.	716,160	10,699
	Boyd Gaming Corp.	112,203	9,277
	Steven Madden Ltd.	195,339	8,485
	Carter's Inc.	197,323	7,615
	Choice Hotels International Inc.	69,329	7,549
	Monarch Casino & Resort Inc.	59,898	7,203
	Gentex Corp.	295,178	7,131
	Leggett & Platt Inc.	693,779	7,125
	Phinia Inc.	90,754	7,012
	Vail Resorts Inc.	52,354	6,994
*	Helen of Troy Ltd.	253,782	6,888
	ADT Inc.	984,248	6,604
	Sturm Ruger & Co. Inc.	166,813	6,521
*	Mohawk Industries Inc.	57,197	6,144
*	Malibu Boats Inc. Class A	220,117	6,044
*	Stride Inc.	63,630	5,878
	Perdoceo Education Corp.	175,881	5,695
*	Asbury Automotive Group Inc.	24,714	4,639
*	LGI Homes Inc.	89,052	4,258
	Kontoor Brands Inc.	55,028	3,949
	LCI Industries	30,073	3,279
	Cracker Barrel Old Country Store Inc.	88,346	2,988
	Cheesecake Factory Inc.	37,905	2,503
*	Leslie's Inc.	108,548	415
			203,599
Consumer Staples (1.3%)
	J M Smucker Co.	57,603	5,944
	Energizer Holdings Inc.	301,902	5,501
*	Darling Ingredients Inc.	88,897	5,254
			16,699
Energy (3.9%)
	Select Water Solutions Inc.	457,843	8,209
	Kinetik Holdings Inc.	168,413	7,739
	Weatherford International plc	63,370	6,568
	Matador Resources Co.	110,980	5,949
	Core Laboratories Inc.	428,559	5,858
*	Tidewater Inc.	73,532	5,404
*	Gulfport Energy Corp.	27,742	4,677
	Flowco Holdings Inc. Class A	129,903	3,038
*	HMH Holding Inc. Class A	71,304	1,523
			48,965
Financials (22.9%)
	First American Financial Corp.	282,835	18,732
	Affiliated Managers Group Inc.	55,344	16,761
	Renasant Corp.	363,942	14,820
	Northern Trust Corp.	78,929	13,059
	Simmons First National Corp. Class A	608,676	13,056

		Shares	Market Value ($000)
	Carlyle Group Inc.	257,601	11,703
	Popular Inc.	62,618	9,301
	Bread Financial Holdings Inc.	103,586	9,226
	BOK Financial Corp.	65,857	8,432
	Lazard Inc.	176,662	8,361
	Atlantic Union Bankshares Corp.	210,540	7,920
	Home BancShares Inc.	291,357	7,797
	PROG Holdings Inc.	208,224	7,656
	Radian Group Inc.	221,850	7,576
	First Interstate BancSystem Inc. Class A	212,030	7,548
	First BanCorp (XNYS)	312,783	7,501
	CVB Financial Corp.	364,329	7,418
*	WEX Inc.	51,135	7,412
	ConnectOne Bancorp Inc.	242,541	7,293
	Wintrust Financial Corp.	47,478	7,133
	FNB Corp.	397,135	6,942
	First Hawaiian Inc.	252,360	6,809
	WSFS Financial Corp.	91,200	6,516
	Bank OZK	132,260	6,400
	Eastern Bankshares Inc.	318,956	6,293
	Federal Agricultural Mortgage Corp. Class C	34,627	6,156
	FB Financial Corp.	103,019	5,428
	WaFd Inc.	151,315	5,381
*	NMI Holdings Inc.	146,203	5,249
	Navient Corp.	549,652	4,705
	Hope Bancorp Inc.	363,220	4,555
	Rithm Capital Corp.	475,811	4,435
	Perella Weinberg Partners	231,260	3,968
	Kemper Corp.	149,737	3,694
	Evercore Inc. Class A	10,701	3,648
	BankUnited Inc.	66,897	3,103
	First Financial Bancorp	97,780	3,008
*	Donnelley Financial Solutions Inc.	71,095	2,822
			287,817
Health Care (7.6%)
*	Envista Holdings Corp.	466,956	10,997
*	Charles River Laboratories International Inc.	55,706	10,067
*	Prestige Consumer Healthcare Inc.	196,820	9,355
	Labcorp Holdings Inc.	30,257	7,869
*	Omnicell Inc.	174,663	7,709
*	Integra LifeSciences Holdings Corp.	445,744	7,150
*	Haemonetics Corp.	88,968	6,033
*	Bio-Rad Laboratories Inc. Class A	18,664	5,832
*	Elanco Animal Health Inc. (XNYS)	235,440	5,615
*	UroGen Pharma Ltd.	189,986	5,344
	Chemed Corp.	11,791	5,028
*	Merit Medical Systems Inc.	74,391	4,691
*	Pacira BioSciences Inc.	174,826	4,059
*	Veradigm Inc.	756,259	3,781
*	Varex Imaging Corp.	156,279	1,599
			95,129
Industrials (13.7%)
*	Generac Holdings Inc.	56,287	15,643
	Brink's Co.	141,139	14,681
	TriNet Group Inc.	260,762	11,912
*	Resideo Technologies Inc.	356,128	11,136
*	Middleby Corp.	63,094	9,780
	Masco Corp.	131,864	9,263
	nVent Electric plc	54,681	9,131
	MSC Industrial Direct Co. Inc. Class A	73,980	8,099
	MillerKnoll Inc.	424,594	6,870
	Timken Co.	49,408	6,323
	Kennametal Inc.	190,155	6,237
*	Amentum Holdings Inc.	257,190	5,974
	Granite Construction Inc.	39,701	5,433
*	AAR Corp.	47,954	5,401
	KBR Inc.	152,161	5,318
	Interface Inc.	144,260	4,270
*	Gibraltar Industries Inc.	102,392	3,957

		Shares	Market Value ($000)
*	ATI Inc.	22,198	3,888
	FTAI Aviation Ltd.	13,819	3,598
	Snap-on Inc.	9,551	3,545
	EnerSys	14,466	3,298
	WESCO International Inc.	8,807	3,181
	Simpson Manufacturing Co. Inc.	15,893	3,016
*	OPENLANE Inc.	73,079	2,784
*	Everus Construction Group Inc.	16,142	2,401
	Sensata Technologies Holding plc	45,672	2,256
	Applied Industrial Technologies Inc.	6,664	2,025
	Alight Inc. Class A	1,476,992	1,392
*	Verra Mobility Corp.	289,969	1,308
			172,120
Information Technology (9.1%)
*	Keysight Technologies Inc.	33,313	11,271
*	Zebra Technologies Corp. Class A	44,287	10,790
	TD SYNNEX Corp.	34,079	8,904
*	Sanmina Corp.	29,912	7,769
*	Ichor Holdings Ltd.	105,083	7,516
*	NCR Voyix Corp.	1,009,085	7,255
*	Insight Enterprises Inc.	68,123	7,247
*	Arrow Electronics Inc.	33,438	7,177
	Adeia Inc.	251,737	6,726
*	Synaptics Inc.	48,420	6,647
*	Ultra Clean Holdings Inc.	68,443	5,857
*	Xperi Inc.	726,718	5,777
	Dolby Laboratories Inc. Class A	97,869	5,462
*	Cohu Inc.	81,277	4,287
	Belden Inc.	40,769	4,284
	MKS Inc.	12,296	3,987
	Universal Display Corp.	28,137	2,592
			113,548
Materials (4.4%)
	Sonoco Products Co.	233,408	11,362
	Quaker Chemical Corp.	55,881	8,021
	Kaiser Aluminum Corp.	39,299	7,154
*	Axalta Coating Systems Ltd.	195,134	6,004
	Eagle Materials Inc.	24,575	5,435
	Ashland Inc.	93,089	5,390
	Silgan Holdings Inc.	124,392	4,672
*	Knife River Corp.	58,281	4,576
	West Fraser Timber Co. Ltd.	32,600	2,244
			54,858
Other (1.3%)
[1]	Vanguard S&P Small-Cap 600 Value ETF	149,774	16,811
Real Estate (6.6%)
*	Jones Lang LaSalle Inc.	45,189	12,757
	Pebblebrook Hotel Trust	575,757	8,780
	National Storage Affiliates Trust	204,136	8,707
*	Piedmont Realty Trust Inc.	762,576	6,337
	Agree Realty Corp.	84,987	6,302
	LXP Industrial Trust	113,809	5,877
	First Industrial Realty Trust Inc.	94,470	5,845
	STAG Industrial Inc.	145,323	5,504
	Essential Properties Realty Trust Inc.	176,527	5,398
	Independence Realty Trust Inc.	315,033	5,113
*	Cushman & Wakefield Ltd.	360,076	4,479
	COPT Defense Properties	122,873	3,939
*	CBRE Group Inc. Class A	16,050	2,007
	Sila Realty Trust Inc.	64,809	1,960
			83,005
Utilities (3.0%)
	Unitil Corp.	202,163	10,114
	Spire Inc.	90,701	7,461
	MDU Resources Group Inc.	337,777	7,120
	UGI Corp.	191,368	6,683

		Shares	Market Value ($000)
	H2O America	102,887	5,950
			37,328
Total Common Stocks (Cost $962,370)			1,188,855
Temporary Cash Investments (5.2%)
Money Market Fund (5.2%)
[2]	Vanguard Market Liquidity Fund, 3.667% (Cost $64,591)	645,988	64,592
Total Investments (99.9%) (Cost $1,026,961)			1,253,447
Other Assets and Liabilities—Net (0.1%)			1,360
Net Assets (100%)			1,254,807
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	294	42,987	2,974
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,188,855	—	—	1,188,855
Temporary Cash Investments	64,592	—	—	64,592
Total	1,253,447	—	—	1,253,447
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,974	—	—	2,974
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
D.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Aug. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	May. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	37,366	NA1	NA1	1	—	1,436	—	64,592
Vanguard S&P Small-Cap 600 Value ETF	8,129	31,622	24,959	397	1,622	129	—	16,811
Total	45,495	31,622	24,959	398	1,622	1,565	—	81,403
1	Not applicable—purchases and sales are for temporary cash investment purposes.